INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAXES

The reconciliation of income taxes computed at the PRC statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	Three months ended		Six months ended
	September 30,		September 30,
	2021	2020	2021	2020
PRC statutory tax rate	25%	25%	25%	25%
Computed expected benefits (expense)	9,245	(864,118)	31,663	(812,304)
Temporary differences	(17,388)	829,401	(56,847)	725,469
Permanent difference	(1,230)	-	248	-
Changes in valuation allowance	14,332	38,770	40,620	94,247
Income tax expense	$4,959	$4,053	15,684	7,412

The reconciliation of income taxes computed at the PRC federal statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	2021	2020
PRC statutory tax rate	25%	25%
Computed expected benefits	$(891,076)	$(241,137)
Temporary differences	(50,911)	(15,205)
Permanent difference	56,227	3,732
Changes in valuation allowance	911,627	268,680
Reported income tax expense	$25,867	$16,070